Segment Information (Tables)	6 Months Ended
Jun. 30, 2014
Segment Information [Abstract]
Revenue By Geographic Region
	Three Month Period ended June 30, 2014 (unaudited)	Three Month Period ended June 30, 2013 (unaudited)	Six Month Period ended June 30, 2014 (unaudited)	Six Month Period ended June 30, 2013 (unaudited)

Asia	$ 41,125	$ 39,057	$ 84,323	$ 76,681
Europe	9,643	5,341	17,030	8,828
United States	11,474	2,659	21,858	5,720
Total	$ 62,242	$ 47,057	$ 123,211	$ 91,229